Jan. 28, 2025
Amplify Online Retail ETF
AMPLIFY ONLINE RETAIL ETF
INVESTMENT OBJECTIVE
The Amplify Online Retail ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Online Retail ETF Amplify Online Retail ETF
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Online Retail ETF | Amplify Online Retail ETF | USD ($)	66	208	362	810

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in global equity securities that comprise the Index, which will primarily include common stocks and/or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Index was created and is maintained by VettaFi LLC (“VettaFi” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (“Amplify Investments” or the “Adviser”) or the Sub-Adviser.

The Index. The Index seeks to measure the performance of global equity securities of publicly traded companies with significant revenue from the online retail business. The Index methodology is designed to result in a portfolio that has the potential for capital appreciation. The Adviser and Sub-Adviser believe that companies with significant online retail revenues may be best positioned to take advantage of growth in online retail sales and shoppers versus companies with less significant online retail revenues. Eligible constituents must operate in one of four online retail business segments: traditional online retail; online travel; online marketplace; and omnichannel retail (i.e. retail that integrates digital and physical components, including buy online/pickup in store, curbside delivery, ship from store and mobile payment in store), subject to weighting limits and other restrictions, as described below.

Index Methodology. The universe of global equity securities eligible for inclusion in the Index begins with domestic and foreign common stocks (including depositary receipts) listed on a regulated stock exchange, in the form of shares tradable for non-U.S. investors without restrictions, that exhibit adequate liquidity and accessibility in the view of the Index Provider. Eligible constituents must have a market capitalization of at least $300 million, a minimum price at the time of purchase of $5 per share, and a six-month daily average value traded of at least $2 million to be included in the Index. In addition, all securities must also have an Altman Z-Score, which predicts the probability of a company filing for bankruptcy in the next 2 years, that is greater than or equal to -2 at the time of inclusion (the higher the score that a company receives, the lower the probability of bankruptcy). All securities comprising the Index from traditional online retail, online travel or online marketplace activities must be issued by companies deriving at least 70% of their revenues or a minimum of $100 billion in annual retail sales from online and/or virtual business transactions (as opposed to brick and mortar and/or in-store transactions) and, with respect to omnichannel retail with a physical presence, online sales must represent at least 10% of total annual retail sales and more than $2 billion in revenue or in the top 5 of global online retail market share. As of September 30, 2024, the Index included securities of 79 companies, of which approximately 74% were small-cap or mid-cap companies.

Weighting of Underlying Securities. Index constituents are weighted approximately equally. Aggregate weight for constituents within the omnichannel retailer segment shall not exceed 10% of the Index. The percentage of non-U.S. domiciled Index constituents will not exceed 25% in the aggregate, and any excess weight will be allocated equally among all U.S. domiciled Index constituents. The Index is rebalanced semi-annually in May and November but may be adjusted more frequently for specific corporate events. For more information regarding the Index, please see the section entitled “Index Information.”

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of the Index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 68.62% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -36.11% (quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Amplify Online Retail ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Amplify Online Retail ETF	Return Before Taxes	20.30%	4.82%	11.67%	Apr. 19, 2016
Amplify Online Retail ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	20.30%	4.80%	11.64%	Apr. 19, 2016
Amplify Online Retail ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	12.02%	3.77%	9.65%	Apr. 19, 2016
EQM Online Retail Index (reflects no deduction for fees, expenses or taxes)	EQM Online Retail Index (reflects no deduction for fees, expenses or taxes)	20.95%	5.25%	12.06%	Apr. 19, 2016
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.57%	Apr. 19, 2016

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.